7. Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Reconciliation of income tax rates
	2017	2016
Tax benefit calculated at statutory rate	35.00%	35.00%
Expense not deductible	(0.37)	(0.19)
Merger costs	–	(1.64)
Impairment of goodwill	–	(10.87)
Changes to valuation allowance	(34.63)	(22.30)
Provision for income taxes	– %	– %

Schedule of deferred taxes

	December 31,	September 30,
Net non-current deferred tax assets:
Net operating loss carry-forward	$745,021	$1,131,643
Property and equipment	7,350	10,719
Total	752,371	1,142,362
Net non-current deferred tax liabilities:
Intangible assets	580	728

Net	751,791	1,141,634
Less valuation allowance	(751,791)	(1,141,634)
Net deferred taxes	$–	$–

	2017	2016
Net non-current deferred tax assets:
Net operating loss carry-forward	$1,131,643	$799,254
Property and equipment	10,719	4,627
	1,142,362	803,881
Net non-current deferred tax liabilities:
Intangible assets	728	303

Net	1,141,634	803,578
Less valuation allowance	(1,141,634)	(803,578)
Net deferred taxes	$–	$–